Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
Note 2 - Cash and Cash Equivalents

	December 31,
	2012	2011

Denominated in U.S. dollars	$23,846	$15,405
Denominated in New Israeli Shekels	3,424	1,686
Denominated in Euros	3,968	4,754
Denominated in Japanese Yen	3,050	1,146
Denominated in other currencies	1,154	1,294

	$35,442	$24,285